REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Partners of
Zazove Convertible Fund, L.P.:

We have audited the accompanying balance sheet of ZAZOVE CONVERTIBLE FUND L.P. (a Delaware limited partnership), including the schedule of investments, as of December 31, 1997, and the related statements of operations, and cash flows for the year then ended and the statements of changes in partners' capital and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Managing General Partner. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by the Managing General Partner, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zazove Convertible Fund L.P. as of December 31, 1997, and the results of its operations and its cash flows for the year then ended and the changes in its partners' capital and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


[Signature]

Arthur Andersen LLP
Chicago, Illinois
February 12, 1998


ZAZOVE CONVERTIBLE FUND L.P.
BALANCE SHEET
As of December 31, 1997
ASSETS
Investment securities, at market value--cost $42,027,676 (Note 1)
$37,723,134
Cash and cash equivalents
7,182
Receivables-

Dividends
30,504
Interest
440,556
Securities sold, not settled
547,162
Organizational costs (Note 1)
7,815
Total assets
$38,756,353

LIABILITIES AND PARTNERS' CAPITAL
Common stock sold short, at market value--proceeds $(206,118) (Note 8)
117,468
Payables-

Securities purchased, not settled
1,078,313
Margin account due to brokers
14,438
Accounting fees
16,500
Payable to adviser
1,455
Contributions held in advance
172,673
Other
7,838
Total liabilities

1,408,685
Partners' capital (Note 3)

General partners
386,698
Limited partners
36,960,970
Total partners' capital (net asset value)
37,347,668
Total liabilities and partners' capital

$38,756,353
Net asset value per unit (based on 2,424,991 units outstanding)
$15.40116
The accompanying notes to financial statements are an integral part of this balance sheet.

ZAZOVE CONVERTIBLE FUND L.P.
SCHEDULE OF INVESTMENTS
December 31, 1997


Market
CONVERTIBLE BONDS-67%
Principal
Value
*    APP Global Finance, 0.000%, due 11/18/12
$    980,352
$    972,000
**  APP Global Finance, 2.000%, due 7/25/00
1,000,000
850,000
  Aames Financial Corp., 5.500%, due 3/15/06
717,000
783,000
  Advanced Agro Public Co., 3.500%, due 6/17/01
767,500
607,500
  Altos Hornos De Mexico, 5.500%, due 12/15/01
460,000
472,500
  American Residential Services, 7.250%, due 4/15/04
985,750
895,000
*    Boston Chicken Inc., 0.000%, due 6/01/15
103,000
60,000
  Capstone Capital Corp., 6.550%, due 3/14/02
632,100
704,375
  Chock Full O'Nuts, 7.000%, due 4/01/12
95,713
122,400
     Cityscape Financial Corp., 6.000%, due 5/01/06
1,216,500
221,000
**  Cityscape Financial Group , 6.000%, due 5/01/06
1,422,415
195,500
  Complete Management Inc., 8.000%, due 8/15/03
280,450
321,000
  Corestaff Inc., 2.940%, due 8/15/04
923,901
925,375
  DRS Technologies Inc., 9.000%, due 10/01/03
145,600
238,938
  Emerson Radio, 8.500%, due 8/15/02
894,450
1,116,550
  FPA Medical Management, 6.500%, due 12/15/01
609,100
595,225
**  Family Golf Centers, 5.750%, due 10/15/04
750,000
793,125
**  Fuisz Technologies Ltd., 7.000%, due 10/15/04
600,000
541,500
**  General DataComm Industries Inc., 7.750%, due 9/30/02
1,000,000
930,000
**  Gilat Satellite Networks, 6.500%, due 6/03/04
300,000
280,500
**  Heartport Inc., 7.250%, due 5/01/04
900,000
877,500
**  Hybridon Inc., 9.000%, due 4/01/04
500,000
285,000
  Intevac Inc., 6.500%, due 3/01/04
500,000
397,500
**  Inversiones y Representaciones SA, 4.500%, due 8/02/03
200,000
221,000
**  Kellstrom, 5.750%, due 10/15/02
900,000
994,500
  Mail-Well Inc., 5.000%, due 11/01/02
300,000
366,000
**  New World Infrastructure , 5.000%, due 7/15/01
708,750
742,500
**  North American Vaccine, 6.500%, due 5/01/03
500,000
534,375
**  Omnicom Group Inc., 2.250%, due 1/06/13
1,000,000
1,070,000
**  Plasma & Materials Tech, 7.125%, due 10/15/01
100,000
42,500
  Reno Air, 9.000%, due 9/30/02
807,339
682,313
**  SpaceHab Inc., 8.000%, due 10/15/07
250,000
253,750
  System Software Assoc. Inc., 7.000%, due 9/15/02
650,000
572,000
  Tel-Save Holdings, Inc., 4.500%, due 9/15/02
1,155,000
1,150,500
**  Thermo Fibertek Inc., 4.500%, due 7/15/04
1,035,000
1,070,000
**  Thermo Optek Inc., 5.000%, due 10/15/00
1,132,200
1,130,000
**  Tingyi Holding Corp., 1.625%, due 7/17/02
250,000
182,500
  U.S. Diagnostic Labs Inc., 9.000%, due 3/31/03
1,393,013
959,950
**  U.S. Diagnostic Labs Inc., 6.500%, due 6/30/01
645,750
459,900
+  Westbridge Capital Corp, 7.500%, due 5/01/04
600,000
102,000
**  World Airways, Inc., 8.000%, due 8/26/04
1,310,500
1,228,500
Total convertible bonds (cost--$28,721,382)


$24,947,776




CONVERTIBLE PREFERRED STOCK-28%
Shares
Value
**    BTI CAP Trust , $3.25
20,000
$    977,500
       Banco Comerc Portugues, $4.000
12,000
891,000
**    General Datacomm Industries, $2.25
25,000
393,750
**    KTI Inc., $2.1875
44,000
1,677,500
**    Kapson Senior Quarters, $2.00
30,000
896,250
       Lab Corp of America (Class B) PIK, $4.250
34,583
1,599,464
       Metromedia Int'l Group, Inc., $3.625
17,000
769,250
       Network Imaging, $2.00
85,500
742,824
       Phoenix Duff & Phelps (Class A), $1.500
8,000
229,000
       Reno Air, $2.25
80,000
1,670,000
       Walden Residential Prop (Class B), $2.29
24,000
708,000
Total convertible preferred stock (cost--$10,794,861)

10,554,538

OTHER-6%


    Alliance Capital Management, L.P.
25,000
   995,325
    Audiovox Corporation
16,800
42,000
    Oppenheimer Capital L.P.
25,050
757,762
     Sunsource Inc.
9,750
230,958
    Viacom,  Class E
519,400
194,775
Total other (cost--$2,511,433)

2,220,820
Total investment securities (cost--$42,027,676)

37,723,134

COMMON STOCK SOLD SHORT-(.3)%


Heartport Inc.
(5,500)
(112,233)
Trikon Technologies Inc.
(5,000)
(5,235)
Total common stock sold short (proceeds--$206,118)

(117,468)



 Other assets less liabilities-(.7)%

(257,998)
Partners capital-100%


$ 37,347,668

The above percentages were computed as a percentage of partners' capital.
 *	Nonincome producing.
**	These securities are subject to contractual or legal restrictions on their resale. At December 31, 1997, the value of these securities was $16,627,650 representing 44.08% of investment securities at market value.
+ The interest payment that was due and payable on November 1, 1997 for this bond was not paid.

The accompanying notes to financial statements are an integral part of this statement.

ZAZOVE CONVERTIBLE FUND L.P.
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997
INVESTMENT INCOME:

Interest
$  1,805,146
Dividends
777,405
Other
938
Total investment income

2,583,489
EXPENSES:

Management fees (Note 4)
672,021
Margin interest
181,051
Custodian fees
21,628
Director fees
6,000
Organizational expense
7,214
Accounting expense
20,000
Other
3,446
Total expenses
911,360
Net investment income

1,672,129
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:

Net realized gain on investments
8,067,197
Net change in unrealized appreciation of investments
(6,523,009)
Net gains on investments

1,544,188
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS

$  3,216,317
The accompanying notes to financial statements are an integral part of this statement.

ZAZOVE CONVERTIBLE FUND L.P.
STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
For the Years Ended December 31, 1997 and 1996

1997
1996
OPERATIONS:


Net investment income
$  1,672,129
$    1,229,262
Net realized gain on investments
8,067,197
3,901,786
Net change in unrealized appreciation of investments
(6,523,009)
1,449,052
Net increase in partners' capital resulting from operations


3,216,317

6,580,100
PARTNERS' CAPITAL TRANSACTIONS:


Contributions
5,304,429
5,165,982
Withdrawals
(5,947,748)
(1,910,324)
Net contributions/(withdrawals)
(643,320)
3,255,658
Net increase in partners' capital

2,572,997
9,835,758
PARTNERS' CAPITAL, beginning of year

34,774,671
24,938,913
PARTNERS' CAPITAL, end of year
$37,347,668
$34,774,671
The accompanying notes to financial statements are an integral part of these statements.


ZAZOVE CONVERTIBLE FUND L.P.
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 1997
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in partners' capital resulting from operations
$ 3,216,317
Adjustments to reconcile net increase in partners' capital resulting from operations to cash provided by operating activities-

Net change in unrealized appreciation of investments
6,523,009
Net realized gain on investments
(8,067,197)
Increase in dividends receivable
(30,504)
Increase in interest receivable
(96,456)
Decrease in organizational costs
7,214
Increase in contributions held in advance
172,673
Decrease in adviser payable
(2,145)
Decrease in dividend expense payable
(5,817)
Decrease in accounting fees payable
(3,500)
Decrease in other payables
(34,503)
Net cash provided by operating activities

1,679,091
CASH FLOWS FROM INVESTING ACTIVITIES:

Cash received from-

Sale of investment securities
156,331,450
Common stock sold short
4,411,167
Securities sold in prior period, settled this period
966,744
Cash paid-

To purchase investment securities
(153,831,068)
To cover short sales
(5,693,710)
For securities purchased in prior period, settled this period
(2,278,569)
Net cash used in investing activities

(93,986)
CASH FLOWS FROM FINANCING ACTIVITIES:

Partners' contributions
5,304,429
Partners' withdrawals
(5,947,748)
Decrease in margin account due to brokers
(976,236)
Net cash provided by financing activities

(1,619,556)
NET DECREASE IN CASH AND CASH EQUIVALENTS

(34,451)
CASH AND CASH EQUIVALENTS, beginning of year

41,633
CASH AND CASH EQUIVALENTS, end of year
$7,182
The accompanying notes to financial statements are an integral part of this statement.

ZAZOVE CONVERTIBLE FUND L.P.
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
1.	SIGNIFICANT ACCOUNTING POLICIES
Zazove Convertible Fund L.P., a Delaware limited partnership
(the "Partnership"), is registered under the Investment Company Act of 1940 as a nondiversified management investment company that operates as a closed-end interval fund. The investment objective of the Partnership is to maximize long-term appreciation and the preservation of capital primarily through investments in convertible debt and equity securities. Zazove Associates, L.L.C., is the Partnership's Investment Advisor.

The following is a summary of significant accounting policies:
Security Valuations
Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Securities traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading at that day. If the market for a security exists predominantly through a limited number of market makers, the security is valued by attaining an independent bid and offer by at least two market makers in the security and valuing the security at the mid-point of the quote that, under the circumstances and in the good faith judgment of the Managing General Partner, represents the fair value of the security. Securities for which market quotations are not available are valued at a fair value as determined in good faith by the Managing General Partner.
Cash and Cash Equivalents
For purposes of the statement of cash flows, cash and cash equivalents include cash and money market investments. Total interest payments during 1997 were $23,949.
Organizational Costs
Costs incurred by the Partnership in connection with its organization and registration were $36,000. These costs are being charged ratably against income over 60 months from commencement of operations by the Partnership.

Other Policies
The accounts of the Partnership are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification basis. Dividend income is recognized on the ex dividend date. Interest income and expense are recognized on the accrual basis.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
2.	GENERAL PARTNERS
The Partnership's business and affairs are managed by its General Partners, which consist of the Managing General Partner and five Director General Partners.
Managing General Partner
Zazove Convertible Management Limited Partnership, an Illinois limited partnership that is an affiliate of the Investment Advisor and is controlled by Gene T. Pretti, is responsible for the supervision of the business and affairs of the Partnership. Except for certain actions requiring the approval of the Partners or the Director General Partners, the Managing General Partner has the power and authority to take all actions that it deems necessary and appropriate to pursue the Partnership's objective.

Director General Partners
Gene T. Pretti, Andrew J. Goodwin, III, Steven M. Kleiman, Jack L. Hansen and Peter A. Lechman are the Partnership's Director General Partners. The Managing General Partner must receive the approval of the Director General Partners before taking any action on certain major decisions (e.g., retaining the Partnership's investment advisor and independent public accountant). Each of the three Director General Partners who are not affiliated with the Investment Advisor received $2,000 for their service to the Partnership in 1997.

3.	CONTRIBUTIONS AND WITHDRAWALS
Capital contributions may be accepted as of the first business day of each month, upon approval of the Managing General Partner. All subscription funds received after the first business day of the month will be added to the general funds of the Partnership at the beginning of the following month.
Quarterly Repurchase Policy
On a quarterly basis, the Partnership offers to repurchase no less than 5% and no more than 25% of the Partnership's outstanding Units at the then net asset value per Unit. Notice of the terms and conditions of each quarterly repurchase offer are sent to the Partners in advance of the offer. In the case of termination of the Partnership, distributions to the Partners will be made in proportion to their respective Unit ownership after the payment of all Partnership creditors.

4.	MANAGEMENT ARRANGEMENTS
For 1997, Zazove Associates, L.L.C., the Partnership's Investment Advisor, received a monthly management fee from the Partnership equal to .166%
(2% annualized rate) of the net asset value of the Partnership as of the opening of business on the first business day of each month. The management fee is reduced to .125% (1.5% annualized rate) for the Partnership's net asset value in excess of $25,000,000.

5.	EXPENSES
The Partnership bears all of the costs and expenses of its operations, including the compensation of the Investment Advisor, reimbursement of costs paid on its behalf by the Managing General Partner, fees for professional services, fees and reimbursements paid to Director General Partners, custodial fees, brokerage and other costs of portfolio transactions, the cost of regulatory compliance, the costs associated with maintaining the Partnership's legal existence and the costs involved with communicating with the Limited Partners.

6.	INCOME TAXES
No provision for federal income tax has been made because net income of the Partnership is not taxable as such for federal income tax purposes but is included in the income tax returns of the individual partners.

7.	INVESTMENT TRANSACTIONS
For the years ended December 31, 1997 and 1996, purchases of investment securities (excluding short-term securities) were $160,603,091 and $96,297,367, respectively, and proceeds from sales were $161,289,777 and $91,874,570, respectively. For federal income tax purposes, at December 31, 1997, the gross unrealized depreciation on investments was approximately $7,054,247, and the gross unrealized appreciation was approximately $2,838,354. The cost of investments for federal income tax purposes was approximately $42,027,676 at December 31, 1997.

8.	OFF-BALANCE-SHEET RISK AND
CONCENTRATIONS OF CREDIT RISK
The Partnership may engage in the short sale of securities. Securities sold short, not yet purchased, represent obligations of the Partnership which result in off-balance-sheet risk as the ultimate obligation may exceed the amount shown in the financial statements due to increases in the market values of these securities. At December 31, 1997, the market value of common stock sold short was $117,468. These short positions are hedged positions and, as a result, any increase in the Partnership's obligation related to these short positions will generally be offset by gains in the related long convertible position.
At December 31, 1997, the three largest industry concentrations were as follows (as a percentage of investment securities at market value):

Financial
10.9%
Air Transport
9.5
Medical Management Services
6.6

Since the Partnership does not clear its own investment transactions, it has established an account with a brokerage firm for this purpose.
The resulting concentration of credit risk is mitigated by the broker's obligation to comply with the rules and regulations of the Securities Exchange Act of 1934. At December 31, 1997, the Partnership owed the brokerage firm $14,438 for securities purchased on margin. The Partnership held cash and cash equivalents of $7,182 and had a receivable of $547,162 which could be used to effectively offset this margin balance. The Partnership pays interest on any margin balance which is calculated as the daily margin account balance times the broker's margin interest rate.

9.	FINANCIAL HIGHLIGHTS
Per Unit Operating Performance

Year Ended December 31,

1997
1996
Net asset value per unit, beginning of period
$14.09
$11.29
Net investment income
 .70
0.54
Net gains on investments (both realized and unrealized)
 .61
2.26
Net asset value per unit, end of period
$15.40
$14.09
Total investment return
9.30%
24.80%



Ratios/Supplemental Data

Year ended December 31,1997
Year ended December 31,1996
Partners' capital, end of period
$  37,347,668
$  34,774,671
Ratio of expenses (excluding margin interest) to average partners' capital
2.00%
2.31%

Ratio of net investment income to average partners' capital
4.57%
4.51%

Portfolio turnover rate
405%
276%

Average commission rate paid
$ .0234
$ .0391




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